Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Feb. 20, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2018